International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2018
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition

(Parent Company Only)

December 31, 2018 and 2017

(Dollars in Thousands)

	2018	2017
ASSETS
Cash	$19,065	$18,398
Other investments	105,377	92,620
Investment in subsidiaries	1,987,293	1,878,521
Other assets	—	23,120
Total assets	$2,111,735	$2,012,659
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$160,416	$160,416
Due to IBC Trading	21	21
Other liabilities	11,716	13,242
Total liabilities	172,153	173,679
Shareholders’ equity:
Common shares	96,104	96,019
Surplus	145,283	171,816
Retained earnings	2,064,134	1,891,805
Accumulated other comprehensive (loss) income	(54,634)	(28,397)
	2,250,887	2,131,243
Less cost of shares in treasury	(311,305)	(292,263)
Total shareholders’ equity	1,939,582	1,838,980
Total liabilities and shareholders’ equity	$2,111,735	$2,012,659